SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

The following tables summarize stock option activity for the years ended December 31, 2015 and 2014:

December 31, 2015	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at beginning of year	390,856	$13.55	8	$428
Granted	173,889	21.25	10	—
Exercised	—	—	—	—
Forfeited or expired	(2,750)	(14.25)	(10)	—

Outstanding at end of year	561,995	15.93	8	4,194

Fully vested and expected to vest	561,995	15.93	8	4,194

Exercisable at end of year	351,700	14.79	7	3,024

December 31, 2014	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at beginning of year	247,889	$13.29	7	$150
Granted	142,967	13.99	10	—
Exercised	—	—	—	—
Forfeited or expired	—	—	—	—

Outstanding at end of year	390,856	13.55	8	428

Fully vested and expected to vest	390,856	13.55	8	428

Exercisable at end of year	231,606	13.94	7	225

Schedule of Fair Values of Options Granted

The fair values of options granted were determined using the following weighted-average assumptions as of grant dates.

	2015	2014	2013
Risk free rate	1.92%	1.84%	1.72%
Market value of stock on grant date	$21.25	$13.99	$13.00
Expected term (in years)	5.8	5.7	5.0
Expected volatility	21.49%	22.50%	23.93%
Dividend rate	—%	—%	—%